LEASES - Right-of-use assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	$ 427
Additions	113
Acquisition (Note 6)	348
Amortization	(66)
Ending balance, right-of-use assets	822
Terminals
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	0
Additions	0
Acquisition (Note 6)	317
Amortization	0
Ending balance, right-of-use assets	317
Rail
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	221
Additions	54
Acquisition (Note 6)	0
Amortization	(37)
Ending balance, right-of-use assets	238
Buildings
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	127
Additions	1
Acquisition (Note 6)	7
Amortization	(17)
Ending balance, right-of-use assets	118
Land & Other
RIght-of-use Assets [Roll Forward]
Beginning balance, right-of-use assets	79
Additions	58
Acquisition (Note 6)	24
Amortization	(12)
Ending balance, right-of-use assets	$ 149